State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206-5049

November 3, 2005

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Munder Series Trust II (“Trust”) File Nos. 333-15205, 811-07897

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as certification that the Prospectus dated October 31, 2005 for the Munder Healthcare Fund of the Trust does not differ from that contained in Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A which was filed electronically via EDGAR on October 28, 2005.

If you have any questions, please contact me at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar
Vice President and Counsel

cc:	S. Shenkenberg
J. Kanter